Long-Term Bank Loans - Schedule of Long Term Bank Loans (Parentheticals) (Details)		6 Months Ended	12 Months Ended
		Jun. 30, 2025	Dec. 31, 2024
Loan from Jiaxing Bank [Member]
Debt Instrument [Line Items]
Effective interest rate	[1]	6.20%	6.20%
Due date	[1]	Dec. 31, 2026	Dec. 31, 2026
Car loan [Member]
Debt Instrument [Line Items]
Due date	[2]	Oct. 31, 2025	Oct. 31, 2025

[1]	On October 20, 2021, the Company signed a loan agreement with Jiaxing Bank to obtain a five-year loan of RMB 35 million (approximately $5.49 million). The loan bears an interest rate at 6.2%. Bin Lu, Liping Zhu, and Shanghai TD Manufacturing are the guarantors. The enterprise used the construction in progress and the right to the use of the land as collateral, valued at RMB 81,635,100((approximately $11,183,963).
[2]	On October 28, 2022, the company purchased a car and signed a 3-year car loan contract. The number of loan tenors is 36 installments, and each installment repayment is RMB 39,798 (approximately $5,914). Bin Lu is the guarantor. As the maturity date was less than one year as of June 30, 2025, it has been reclassified as short-term bank loans.